UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919
______________________________________________

UBS Series Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Common stocks—62.35%

	Number of
Security description	shares	Value ($)

Aerospace & defense—0.58%
Northrop Grumman Corp.	3,400	252,348

Air freight & couriers—1.04%
FedEx Corp.	4,200	451,206

Auto components—2.16%
BorgWarner, Inc.	4,300	324,306

Johnson Controls, Inc.	6,500	615,030

		939,336

Banks—5.66%
City National Corp.	1,800	132,480

Fifth Third Bancorp	11,500	444,935

Mellon Financial Corp.	14,400	621,216

PNC Financial Services Group	5,000	359,850

Wells Fargo & Co.	26,200	902,066

		2,460,547

Beverages—0.94%
Anheuser-Busch Cos., Inc.	4,000	201,840

Constellation Brands, Inc., Class A*	9,800	207,564

		409,404

Biotechnology—1.33%
Genzyme Corp.*	7,400	444,148

Millennium Pharmaceuticals, Inc.*	11,900	135,184

		579,332

Building products—1.18%
Masco Corp.	18,700	512,380

Computers & peripherals—0.42%
Dell, Inc.*	7,900	183,359

Diversified financials—7.03%
Citigroup, Inc.	22,700	1,165,418

Federal Home Loan Mortgage Corp.	4,800	285,552

J.P. Morgan Chase & Co.	11,000	532,180

Morgan Stanley	13,600	1,071,136

		3,054,286

Diversified telecommunication services—2.53%
AT&T, Inc.	11,500	453,445

Embarq Corp.	1,494	84,187

Sprint Nextel Corp.	29,588	560,988

		1,098,620

Electric utilities—3.03%
American Electric Power Co., Inc.	5,800	282,750

Exelon Corp.[1]	11,700	803,907

Northeast Utilities	3,000	98,310

	Number of
Security description	shares	Value ($)

Electric utilities—(concluded)
Pepco Holdings, Inc.	4,500	130,590

		1,315,557

Electronic equipment & instruments—0.28%
Waters Corp.*	2,100	121,800

Energy equipment & services—1.93%
ENSCO International, Inc.	5,100	277,440

GlobalSantaFe Corp.	5,000	308,400

Halliburton Co.	7,900	250,746

		836,586

Food & drug retailing—0.83%
Sysco Corp.	10,700	361,981

Gas uilities—1.16%
NiSource, Inc.	6,900	168,636

Sempra Energy	5,500	335,555

		504,191

Health care equipment & supplies—0.78%
Medtronic, Inc.	6,900	338,514

Health care providers & services—0.77%
UnitedHealth Group, Inc.	6,300	333,711

Hotels, restaurants & leisure—1.01%
Carnival Corp.	9,400	440,484

Household durables—0.58%
Fortune Brands, Inc.	3,200	252,224

Industrial conglomerates—1.56%
General Electric Co.	19,200	678,912

Insurance—1.72%
Allstate Corp.	4,500	270,270

American International Group, Inc.	2,700	181,494

Hartford Financial Services Group, Inc.	3,100	296,298

		748,062

Internet & catalog retail—0.47%
Amazon.com, Inc.*	5,100	202,929

Internet software & services—0.90%
McAfee, Inc.*	6,200	180,296

Yahoo!, Inc.*	6,800	212,772

		393,068

Leisure equipment & products—0.41%
Harley-Davidson, Inc.	3,000	176,250

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value ($)

Machinery—2.06%
Illinois Tool Works, Inc.	10,800	557,280

PACCAR, Inc.	4,600	337,640

		894,920

Media—3.08%
McGraw-Hill Cos., Inc.	2,900	182,352

News Corp., Class A	9,900	228,888

Omnicom Group, Inc.	4,000	409,520

R.H. Donnelley Corp.*	3,820	270,800

Viacom, Inc., Class B*	6,000	246,660

		1,338,220

Multi-line retail—0.88%
Costco Wholesale Corp.	7,100	382,264

Oil & gas—1.63%
Chevron Corp.	2,300	170,108

EOG Resources, Inc.	3,500	249,690

Exxon Mobil Corp.	3,800	286,710

		706,508

Pharmaceuticals—6.24%
Allergan, Inc.	5,400	598,428

Bristol-Myers Squibb Co.	12,900	358,104

Cephalon, Inc.*	1,600	113,936

Johnson & Johnson	5,700	343,482

Medco Health Solutions, Inc.*	4,400	319,132

Merck & Co., Inc.	8,500	375,445

Wyeth	12,000	600,360

		2,708,887

	Number of
Security description	shares	Value ($)

Road & rail—1.26%
Burlington Northern Santa Fe Corp.	6,800	546,924

Semiconductor equipment & products—3.50%
Analog Devices, Inc.	9,700	334,553

Intel Corp.	25,800	493,554

Linear Technology Corp.	6,300	199,017

National Semiconductor Corp.	8,600	207,604

Xilinx, Inc.	11,100	285,603

		1,520,331

Software—3.56%
BEA Systems, Inc.*	11,100	128,649

Microsoft Corp.	33,000	919,710

Red Hat, Inc.*	6,600	151,338

Symantec Corp.1,*	20,163	348,820

		1,548,517

Specialty retail—1.30%
Chico’s FAS, Inc.*	7,300	178,339

The Home Depot, Inc.	10,500	385,770

		564,109

Textiles & apparel—0.54%
Coach, Inc.*	4,700	235,235

Total common stocks (cost—$22,971,893)		27,091,002

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

US government obligations—5.87%
150	US Treasury Bonds	05/15/17	8.750	198,293

250	US Treasury Bonds	08/15/21	8.125	332,695

355	US Treasury Bonds	08/15/23	6.250	407,557

235	US Treasury Bonds	02/15/36	4.500	221,561

138	US Treasury Inflation Index Notes	01/15/16	2.000	135,541

5	US Treasury Notes	12/31/08	4.750	5,007

120	US Treasury Notes	10/31/11	4.625	120,394

300	US Treasury Notes	02/15/13	3.875	289,769

810	US Treasury Notes	05/15/16	5.125	837,495

Total US government obligations (cost—$2,551,502)				2,548,312

Mortgage & agency debt securities—12.27%
234	Countrywide Home Loans, Series 2006-HYB1, Class 1A1	03/20/36	5.373 [3]	234,835

195	CS First Boston Mortgage Securities Corp., Series 2005-11, Class 4A1	12/25/35	7.000	197,851

145	Federal Home Loan Mortgage Corporation Certificates	12/27/11	5.375	144,812

100	Federal Home Loan Mortgage Corporation Certificates	10/17/13	5.600	100,181

300	Federal Home Loan Mortgage Corporation Certificates	06/15/31	5.000	293,863

216	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500	203,609

145	Federal National Mortgage Association Certificates	08/15/10	4.250	142,516

470	Federal National Mortgage Association Certificates	03/15/13	4.375	457,646

105	Federal National Mortgage Association Certificates	05/12/16	6.070	105,658

106	Federal National Mortgage Association Certificates	10/01/17	5.500	106,811

208	Federal National Mortgage Association Certificates	12/01/17	5.500	208,710

201	Federal National Mortgage Association Certificates	07/01/18	5.500	201,477

563	Federal National Mortgage Association Certificates	12/01/29	6.500	580,639

294	Federal National Mortgage Association Certificates	07/01/33	5.500	291,164

208	Federal National Mortgage Association Certificates	11/01/34	5.500	206,085

229	Federal National Mortgage Association Certificates ARM	05/01/35	4.877	228,642

300	FHLMC REMIC, Series 3149, Class PC	10/15/31	6.000	306,262

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Mortgage & agency debt securities—(concluded)
39	FNMA REMIC, Series 2001-69, Class PN	04/25/30	6.000		38,418

161	FNMA REMIC, Series 2001-T4, Class A1	07/25/41	7.500		166,895

200	FNMA REMIC, Series 2002-T19, Class A1	07/25/42	6.500		205,327

430	Government National Mortgage Assocation Certificates	07/15/29	6.000		437,164

109	Government National Mortgage Assocation Certificates	04/15/31	6.500		112,693

175	J.P. Morgan Alternative Loan Trust, Series 2006-A4, Class A7	09/25/36	6.300		179,532

178	MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A	05/25/36	5.796	[3]	179,133

Total mortgage & agency debt securities (cost—$5,350,973)					5,329,923

Commercial mortgage-backed securities—2.66%
400	Asset Securitization Corp., Series 1995-MD4, ClassA3	08/13/29	7.384		402,603

27	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		27,209

150	GS Mortgage Securities Corp. II, Series 2006-RR2, Class A1[4]	06/23/46	5.674	[3]	152,489

240	Hilton Hotel Pool Trust, Series 2000-HLTA, ClassA1[4]	10/03/15	7.055		248,027

64	Mach One Trust Commercial Mortgage, Series 2004-1A, Class A1[4]	05/28/40	3.890		62,944

135	Morgan Stanley Mortgage Loan Trust, Series 2006-1AR, Class 2A	02/25/36	6.040	[3]	137,365

27	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	7.360	[3]	27,254

97	Washington Mutual, Series 2002-AR17, Class 1A	11/25/42	6.183	[3]	97,153

Total commercial mortgage-backed securities (cost—$1,156,766)					1,155,044

Collateralized debt obligation[5]—0.35%
150	G-Force CDO Ltd., Series 2006-1A, Class A3 (cost—$148,076)	09/27/46	5.600		150,422

Asset-backed securities—1.66%
200	American Express Credit Account Master Trust, Series 2007-3, Class B	10/15/12	5.410	[3]	199,999

198	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		197,553

24	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A	03/15/35	5.550	[3]	23,976

100	Paragon Mortgages PLC, Series 7A, Class B1A4	05/15/43	6.110	[3]	100,107

200	Pinnacle Capital Asset Trust, Series 2006-A, Class B4	09/25/09	5.510		200,065

Total asset-backed securities (cost—$721,640)					721,700

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Principal
amount		Maturity		Interest
(000) ($)		dates		rates (%)	Value ($)

Corporate bonds—5.65%

Automobile OEM—0.97%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08		4.050	113,274

250	Ford Motor Credit Co.	01/12/09		5.800	245,237

65	General Motors Acceptance Corp.	09/15/11		6.875	65,063

					423,574

Banking-non-US—0.06%
25	Royal Bank of Scotland Group PLC, Series 1	03/31/10	[6]	9.118	27,629

Banking-US—1.22%
100	Bank of America Corp.[4]	03/15/17		5.420	98,962

40	Bank One Corp.	08/01/10		7.875	43,288

50	Citigroup, Inc.	08/27/12		5.625	50,906

101	Citigroup, Inc.	09/15/14		5.000	98,602

25	Credit Suisse First Boston USA, Inc.	01/15/12		6.500	26,280

90	HSBC Finance Corp.	05/15/11		6.750	94,811

75	J.P. Morgan Chase & Co.	02/01/11		6.750	78,870

35	Wells Fargo & Co.	08/01/11		6.375	36,642

					528,361

Brokerage—0.59%
90	Goldman Sachs Group, Inc.	01/15/11		6.875	95,149

35	Lehman Brothers Holdings, Inc.	02/06/12		5.250	34,968

120	Morgan Stanley	04/15/11		6.750	126,921

					257,038

Cable—0.22%
90	Comcast Cable Communications, Inc.	01/30/11		6.750	94,774

Chemicals—0.14%
60	ICI Wilmington, Inc.	12/01/08		4.375	59,113

Consumer products-durables—0.10%
45	Fortune Brands, Inc.	01/15/16		5.375	43,246

Consumer products-nondurables—0.11%
45	Avon Products, Inc.	11/15/09		7.150	47,201

Electrical-integrated—0.15%
30	Dominion Resources, Inc.	06/15/35		5.950	29,155

35	PSEG Power	06/01/12		6.950	37,380

					66,535

Entertainment—0.07%
30	Time Warner, Inc.	05/01/12		6.875	31,969

Finance-noncaptive consumer—0.24%
25	Capital One Financial	06/01/15		5.500	24,656

30	Residential Capital Corp.	11/21/08		6.125	29,985

50	Residential Capital LLC	06/30/10		6.375	49,986

					104,627

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(concluded)

Finance-noncaptive diversified—0.78%
240	General Electric Capital Corp.	06/15/12	6.000	249,368

35	General Electric Capital Corp.	03/15/32	6.750	39,656

50	International Lease Finance Corp.	04/01/09	3.500	48,492

				337,516

Food—0.12%
50	Kraft Foods, Inc.	11/01/11	5.625	50,610

Food processors/beverage/bottling—0.09%
35	SABMiller PLC[4]	07/01/16	6.500	36,986

Gas pipelines—0.08%
40	Kinder Morgan Energy Partners	03/15/35	5.800	36,893

Pharmaceuticals—0.09%
40	Allergan, Inc.	04/01/16	5.750	40,844

Real estate investment trusts—0.08%
35	Prologis	11/15/15	5.625	35,281

Road & rail—0.06%
25	Norfolk Southern Corp.	09/17/14	5.257	24,393

Telecom-wirelines—0.13%
60	Telecom Italia Capital	11/15/13	5.250	58,173

Wireless telecommunication services—0.35%
80	Sprint Capital Corp.	03/15/32	8.750	94,361

55	Verizon New York, Inc., Series A	04/01/12	6.875	58,044

				152,405

Total corporate bonds (cost—$2,466,955)				2,457,168

Number of
shares
(000)

Investment companies7,* — 7.43%
46	UBS High Yield Relationship Fund			986,812

46	UBS U.S. Small Cap Equity Relationship Fund			2,240,112

Total investment companies (cost—$2,328,048)				3,226,924

Principal
amount
(000) ($)

Short-term investments—1.18% US Government obligation—1.18%
520	US Treasury Bills (cost—$515,688)	05/31/07	4.975 [2]	515,824

Repurchase agreement—1.12%
486	Repurchase agreement dated 03/30/07 with State Street Bank & Trust Co., collateralized by $379,822 US Treasury Bonds, 7.125% to 8.875% due 02/15/19 to 02/15/25; (value—$495,722); proceeds: $486,192 (cost—$486,000)	04/02/07	4.750	486,000

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

Number of
shares		Maturity	Interest
(000)		dates	rates (%)	Value ($)

Investments of cash collateral from securities loaned—0.63%
Money market funds[8]—0.40%
3	AIM Prime Portfolio		5.214	3,315

170	UBS Private Money Market Fund LLC[7]		5.260	170,000

Total money market funds (cost—$173,315)				173,315

Principal
amount
(000) ($)

Repurchase agreement—0.23%
100	Repurchase agreement dated 03/30/07 with Barclays Bank PLC, collateralized by $103,000 Federal National Mortgage Association obligations, zero coupon due 05/16/07; (value—$102,310); proceeds: $100,045 (cost—$100,000)	04/02/07	5.340	100,000

Total investments of cash collateral from securities loaned (cost—$273,315)				273,315

Total investments (cost —$38,970,857)[9,10,11] — 101.17%				43,955,634

Liabilities in excess of other assets — (1.17)%				(507,438)

Net assets — 100.00%				43,448,196

*	Non-income producing security.

1	Security, or portion thereof, was on loan at March 31, 2007.

2	Interest rate shown is the discount rate at date of purchase.

3	Floating rate security. The interest rate shown is the current rate as of March 31, 2007.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.07% of net assets as of December 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	The security detailed in the table below, which represents 0.35% of net assets, is considered illiquid and restricted as of March 31, 2007:

Market
value at
			Acquisition cost	Market	03/31/07 as
	Acquisition	Acquisition	as a percentage	value at	a percentage
Illiquid and restricted security	date	cost ($)	of net assets (%)	03/31/07 ($)	of net assets (%)

G-Force CDO Ltd., Series 2006-1A, Class A3, 5.600%, 09/27/46	08/03/06	147,859	0.34	150,422	0.35

6	Perpetual bond security. The maturity date reflects the next call date.

7	The table below details the Portfolio’s transaction activity in affiliated issuers for the three months ended March 31, 2007.

							Income
		Purchases	Sales	Net realized	Net unrealized		earned from
		during the	during the	gains for the	gains for the		affiliate for the
		three months	three months	three months	three months		three months
	Value at	ended	ended	ended	ended	Value at	ended
Security description	12/31/06 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)	03/31/07 ($)

UBS High Yield Relationship Fund	966,361	-	-	-	20,451	986,812	-

UBS Private Money Market Fund LLC	1,608,147	2,606,522	4,044,669	-	-	170,000	147

UBS US Small Cap Equity Relationship Fund	2,144,129	-	-	-	95,983	2,240,112	-

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — March 31, 2007 (unaudited)

8	Interest rates shown reflect yield at March 31, 2007.

9	Includes $603,050 of investments in securities on loan, at value. The custodian held cash and equivalents as collateral for securities loaned of $273,315. In addition, the custodian also held US government agency securities having an aggregate value of $357,714 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

320	US Treasury Inflation Index Bonds	01/15/25	2.375	347,967
10	US Treasury Inflation Index Bonds	01/15/26	2.000	9,747

				357,714

10	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at March 31, 2007 were $5,390,388 and $405,611 respectively, resulting in net unrealized appreciation of investments of $4,984,777.

11	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of March 31, 2007.

CDO	Collateralized Debt Obligation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

MLCC	Merrill Lynch Credit Corporation

GS	Goldman Sachs

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	97.5

Cayman Islands	1.0

Panama	1.0

United Kingdom	0.4

Italy	0.1

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated December 31, 2006.

Item 2.  Controls and Procedures.

(a)

The registranty’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2007